Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€11,275	€6,000	€1,754
Current financial investments	3,919,216	—	—
Financial assets at amortised cost
Cash and cash equivalents	1,861,616	1,290,796	1,151,211
Restricted cash (current and non-current)	1,418	1,276	1,158
Trade and other receivables (excl prepayments)	53,717	18,467	27,422
Total financial assets	€5,847,242	€1,316,539	€1,181,545

Financial liabilities held at fair value through profit or loss
Current financial instruments	€6,198	€—	€—

Financial liabilities at amortised cost
Trade & other liabilities	142,510	68,038	47,122
Other non-current liabilities	6,914	1,502	1,597
Lease liabilities	25,384	—	9
Total financial liabilities	€181,006	€69,540	€48,727

Disclosure of aging balance of receivables

	December 31,
	2019	2018	2017
	(Euro, in thousands)
60 - 90 days	€87	€236	€—
90 - 120 days	—	12	1
more than 120 days	€—	€—	€—

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2019	2018	2017
Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(133,373)	€(27,200)	€(21,083)
Increase in Euros - GB Pounds	113	100	122
Increase in Euros - CH Francs	538	208	203
Increase in Euros - HR Kunas	650	611	(185)
Increase in U.S. Dollars - GB Pounds	€(894)	€(923)	€(831)